RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended							1 Months Ended																																	12 Months Ended						1 Months Ended												12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Apr. 30, 2003	Apr. 30, 2011 Secured debt World Shipholding facility	Mar. 31, 2011 Secured debt World Shipholding facility	Apr. 30, 2011 Secured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2011 Frontline		Dec. 31, 2010 Frontline		Dec. 31, 2009 Frontline		Dec. 31, 2011 Seatankers		Dec. 31, 2010 Seatankers		Dec. 31, 2009 Seatankers		Dec. 31, 2011 Ship Finance		Dec. 31, 2010 Ship Finance		Dec. 31, 2009 Ship Finance		Dec. 31, 2011 Golar Wilhelmsen		Dec. 31, 2010 Golar Wilhelmsen		Dec. 31, 2009 Golar Wilhelmsen		Dec. 31, 2011 Bluewater Gandria		Dec. 31, 2010 Bluewater Gandria		Dec. 31, 2009 Bluewater Gandria		Dec. 31, 2011 World Shipholding		Dec. 31, 2010 World Shipholding		Dec. 31, 2009 World Shipholding		Apr. 30, 2011 World Shipholding Secured debt World Shipholding facility	Mar. 31, 2011 World Shipholding Secured debt World Shipholding facility	Jun. 30, 2009 World Shipholding Secured debt World Shipholding facility	Apr. 30, 2011 World Shipholding Secured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2011 World Shipholding, loan		Dec. 31, 2010 World Shipholding, loan		Dec. 31, 2011 World Shipholding, other		Dec. 31, 2010 World Shipholding, other		Dec. 31, 2011 Faraway Maritime Shipping Company	Dec. 31, 2010 Faraway Maritime Shipping Company	Dec. 31, 2009 Faraway Maritime Shipping Company	Dec. 31, 2011 Golar LNG Partners	Dec. 31, 2010 Golar LNG Partners	Dec. 31, 2009 Golar LNG Partners
Related Party Transaction:
Net (expenses) income (due to) from related parties											$ (972,000)	[1]	$ (984,000)	[1]	$ (261,000)	[1]	$ (64,000)	[1]	$ (62,000)	[1]	$ (82,000)	[1]	$ 190,000	[1]	$ 161,000	[1]	$ 195,000	[1]	$ (2,816,000)	[2]	$ 0	[2]	$ 0	[2]	$ 125,000	[2]	$ 0	[2]	$ 0	[2]	$ (2,302,000)	[3]	$ (532,000)	[3]	$ 0	[3]
Receivables (payables) from related parties	(100,824,000)		(10,216,000)								181,000		(278,000)				(44,000)		(62,000)				48,000		124,000										125,000		0														(80,000,000)	[3]	(10,000,000)	[3]	(21,134,000)	[4]	0	[4]
Ownership percentage, equity method investment																													60.00%						50.00%
Maximum borrowing capacity								80,000,000																																							80,000,000		80,000,000
Stated interest rate																																																	8.00%
Commitment fee percentage								0.75%																																							0.75%		0.75%
Extinguishment of debt, amount									80,000,000																																							10,000,000
Basis spread on variable rate										3.50%																																								3.50%
Interest and commitment fee expense																																									1,900,000		300,000		0
Ownership interest percentage																																									46.00%		45.80%																40.00%
Dividends outstanding	0	[5]	(30,410,000)	[5]	0	[5]																																			21,100,000
Interest incurred on unpaid dividends																																									100,000
Non-controlling interest dividends	12,532,000		3,120,000		1,360,000																																																						2,400,000	3,120,000	1,360,000	10,132,000	0	0
Percentage ownership in subsidiary							100.00%																																																				60.00%			65.00%
Subsidiary distributions to noncontrolling interests																																																														$ 10,100,000

[1]	Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.
[2]	As of December 31, 2011 the Company had a 50% and 60% equity interests in Bluewater Gandria and Golar Wilhelmsen, respectively, which it accounts for using the equity method (see note 11). The charges to Bluewater relate to agency fees. While Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.
[3]	World Shipholding revolving credit facility - In June 2009, the Company entered into an $80 million revolving credit facility with the Company's major shareholder, World Shipholding. The interest was fixed at 8% per annum with a commitment fee of 0.75% on any undrawn amounts available under the facility. The facility was due to expire in June 2011. In March 2011, the outstanding balance under the facility of $10 million was repaid. In April 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding. The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility (see note 23 for detail).For each of the years ended December 31, 2011, 2010 and 2009, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.9 million, $0.3 million and $nil, respectively.As of December 31, 2011, World Shipholding, which is indirectly controlled by Trusts established by John Fredriksen for the benefit of his immediate family, owned 46% (2010: 45.80%) of Golar.
[4]	Unpaid dividends to World Shipholding – As of December 31, 2011, $21.1 million was outstanding in respect of unpaid dividends relating to the second and third quarters of 2011. The interest incurred on the unpaid dividends was $0.1 million for the year ended December 31, 2011.
[5]	In 2010, the Company issued stock dividends in its subsidiary, Golar LNG Energy Ltd ("Golar Energy")